Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Growth Fund

February 28, 2021

ZDG-QTLY-0421
1.9881577.103

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Entertainment - 2.7%
Electronic Arts, Inc.	70	$9,378
Take-Two Interactive Software, Inc. (a)	114	21,028
		30,406
Interactive Media & Services - 2.1%
Bumble, Inc.	100	6,731
Match Group, Inc. (a)	113	17,272
		24,003

TOTAL COMMUNICATION SERVICES		54,409

CONSUMER DISCRETIONARY - 7.5%
Distributors - 1.0%
Pool Corp.	33	11,047
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A	20	4,127
Domino's Pizza, Inc.	18	6,237
		10,364
Household Durables - 1.5%
D.R. Horton, Inc.	29	2,229
Lennar Corp. Class A	21	1,742
NVR, Inc. (a)	1	4,501
Tempur Sealy International, Inc.	254	8,486
		16,958
Internet & Direct Marketing Retail - 1.5%
eBay, Inc.	74	4,175
Etsy, Inc. (a)	60	13,216
		17,391
Multiline Retail - 0.8%
Dollar General Corp.	50	9,450
Specialty Retail - 1.8%
AutoZone, Inc. (a)	5	5,800
Best Buy Co., Inc.	83	8,329
Tractor Supply Co.	20	3,179
Williams-Sonoma, Inc.	18	2,363
		19,671

TOTAL CONSUMER DISCRETIONARY		84,881

CONSUMER STAPLES - 4.4%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	10	10,287
Brown-Forman Corp. Class B (non-vtg.)	88	6,299
		16,586
Food Products - 1.4%
Bunge Ltd.	60	4,595
Darling Ingredients, Inc. (a)	114	7,187
Lamb Weston Holdings, Inc.	53	4,228
		16,010
Household Products - 1.3%
Church & Dwight Co., Inc.	148	11,655
Clorox Co.	19	3,440
		15,095
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	7	2,001

TOTAL CONSUMER STAPLES		49,692

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Renewable Energy Group, Inc. (a)	25	1,944
FINANCIALS - 5.4%
Capital Markets - 4.7%
LPL Financial	18	2,368
MarketAxess Holdings, Inc.	25	13,899
Moody's Corp.	16	4,398
MSCI, Inc.	62	25,700
Nordnet AB	100	1,802
S&P Global, Inc.	10	3,294
Tradeweb Markets, Inc. Class A	14	1,019
		52,480
Insurance - 0.7%
Arthur J. Gallagher & Co.	42	5,032
Progressive Corp.	31	2,664
		7,696

TOTAL FINANCIALS		60,176

HEALTH CARE - 18.7%
Biotechnology - 0.1%
Natera, Inc. (a)	6	697
Health Care Equipment & Supplies - 10.2%
DexCom, Inc. (a)	53	21,082
Edwards Lifesciences Corp. (a)	36	2,992
Hologic, Inc. (a)	180	12,976
IDEXX Laboratories, Inc. (a)	33	17,166
Intuitive Surgical, Inc. (a)	3	2,210
Masimo Corp. (a)	41	10,280
Quidel Corp. (a)	36	5,913
ResMed, Inc.	133	25,640
West Pharmaceutical Services, Inc.	59	16,558
		114,817
Health Care Providers & Services - 0.8%
Laboratory Corp. of America Holdings (a)	28	6,717
Signify Health, Inc.	50	1,651
		8,368
Health Care Technology - 1.6%
Veeva Systems, Inc. Class A (a)	64	17,927
Life Sciences Tools & Services - 5.0%
Bio-Rad Laboratories, Inc. Class A (a)	10	5,845
Charles River Laboratories International, Inc. (a)	68	19,458
Joinn Laboratories China Co. Ltd. (H Shares) (b)	100	1,779
Mettler-Toledo International, Inc. (a)	18	20,089
PerkinElmer, Inc.	47	5,926
Sotera Health Co.	120	3,138
		56,235
Pharmaceuticals - 1.0%
Horizon Therapeutics PLC (a)	103	9,364
Royalty Pharma PLC	50	2,329
		11,693

TOTAL HEALTH CARE		209,737

INDUSTRIALS - 15.1%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (a)	21	12,110
Airlines - 0.7%
Southwest Airlines Co.	138	8,022
Building Products - 2.6%
Carrier Global Corp.	280	10,228
Fortune Brands Home & Security, Inc.	52	4,323
The AZEK Co., Inc.	172	7,587
Trane Technologies PLC	16	2,452
Trex Co., Inc. (a)	53	4,857
		29,447
Commercial Services & Supplies - 2.5%
Cintas Corp.	42	13,622
Copart, Inc. (a)	130	14,191
		27,813
Construction & Engineering - 0.2%
Quanta Services, Inc.	23	1,929
Electrical Equipment - 3.0%
AMETEK, Inc.	55	6,488
Atkore, Inc. (a)	51	3,450
Generac Holdings, Inc. (a)	45	14,830
Rockwell Automation, Inc.	38	9,245
		34,013
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	10	3,776
Machinery - 1.9%
IDEX Corp.	35	6,831
Otis Worldwide Corp.	102	6,498
Toro Co.	75	7,558
		20,887
Professional Services - 1.7%
CoStar Group, Inc. (a)	11	9,061
Verisk Analytics, Inc.	61	9,995
		19,056
Road & Rail - 1.1%
Old Dominion Freight Lines, Inc.	57	12,242

TOTAL INDUSTRIALS		169,295

INFORMATION TECHNOLOGY - 42.4%
Electronic Equipment & Components - 2.8%
Amphenol Corp. Class A	116	14,579
Keysight Technologies, Inc. (a)	46	6,510
Zebra Technologies Corp. Class A (a)	21	10,488
		31,577
IT Services - 7.1%
Adyen BV (a)(b)	1	2,333
Affirm Holdings, Inc.	20	1,861
Black Knight, Inc. (a)	68	5,215
Booz Allen Hamilton Holding Corp. Class A	81	6,248
EPAM Systems, Inc. (a)	55	20,549
Global Payments, Inc.	14	2,772
Okta, Inc. (a)	54	14,118
Snowflake Computing, Inc.	60	15,572
Twilio, Inc. Class A (a)	29	11,394
		80,062
Semiconductors & Semiconductor Equipment - 11.8%
Analog Devices, Inc.	19	2,961
Array Technologies, Inc.	10	371
ASM International NV (Netherlands)	4	1,079
Broadcom, Inc.	6	2,819
Enphase Energy, Inc. (a)	61	10,740
Entegris, Inc.	190	19,990
Inphi Corp. (a)	56	9,217
KLA Corp.	104	32,370
Lam Research Corp.	27	15,314
Monolithic Power Systems, Inc.	18	6,741
NXP Semiconductors NV	28	5,111
Qorvo, Inc. (a)	9	1,573
Skyworks Solutions, Inc.	24	4,268
SolarEdge Technologies, Inc. (a)	41	12,231
Teradyne, Inc.	59	7,588
		132,373
Software - 20.7%
Adobe, Inc. (a)	8	3,677
ANSYS, Inc. (a)	53	18,072
Atlassian Corp. PLC (a)	61	14,500
C3.Ai, Inc.	100	11,246
Cadence Design Systems, Inc. (a)	182	25,678
Coupa Software, Inc. (a)	44	15,235
Datadog, Inc. Class A (a)	16	1,527
DocuSign, Inc. (a)	19	4,307
Duck Creek Technologies, Inc. (a)	100	4,730
Dynatrace, Inc. (a)	140	6,966
Fair Isaac Corp. (a)	10	4,576
Five9, Inc. (a)	50	9,262
Fortinet, Inc. (a)	100	16,885
Intuit, Inc.	8	3,121
Paycom Software, Inc. (a)	35	13,098
Proofpoint, Inc. (a)	23	2,781
Qualtrics International, Inc.	200	7,600
RingCentral, Inc. (a)	60	22,690
Slack Technologies, Inc. Class A (a)	118	4,830
Synopsys, Inc. (a)	73	17,900
The Trade Desk, Inc. (a)	30	24,162
		232,843

TOTAL INFORMATION TECHNOLOGY		476,855

MATERIALS - 0.5%
Chemicals - 0.5%
Corbion NV	50	2,841
Sherwin-Williams Co.	4	2,721
		5,562
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	9	2,296
TOTAL COMMON STOCKS
(Cost $691,732)		1,114,847

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.07% (c)
(Cost $3,900)	3,899	3,900
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $695,632)		1,118,747
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,679
NET ASSETS - 100%		$1,124,426

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,112 or 0.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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